Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of income tax expenses
(1)	Income tax expenses for the years ended December 31, 2025, 2024 and 2023 consist of the following:

(In millions of won)
	2025		2024	2023
Current tax expense:
Current year	₩	181,348	392,192	273,936
Changes in estimates related to prior years(*)		102,033	(22,271)	(11,590)

		283,381	369,921	262,346

Deferred tax expense:
Changes in net deferred tax liabilities		63,796	4,749	79,896

Income tax expense	₩	347,177	374,670	342,242

(*)
Changes in estimates related to prior years are mainly composed of additional income tax or income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

Difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes
(2)
The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2025, 2024 and 2023 is attributable to the following:

(In millions of won)
	2025		2024	2023
Income taxes at statutory income tax rate	₩	172,771	450,819	382,517
Non-taxable income		(10,095)	(9,843)	(3,091)
Non-deductible expenses		64,361	15,216	15,725
Tax credit and tax reduction		(26,708)	(26,204)	(64,829)
Changes in unrecognized deferred taxes		(12,997)	(37,958)	14,354
Changes in estimates related to prior years and others		111,781	(18,340)	(5,878)
Changes in tax rate		48,064	980	3,444

Income tax expense	₩	347,177	374,670	342,242

Deferred taxes directly charged to (credited from) equity
(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Valuation loss (gain) on financial assets measured at fair value	₩	(502,149)	(4,499)	12,977
Share of other comprehensive loss (gain) of investment in associates and joint ventures		(3,813)	(15,628)	292
Valuation loss (gain) on derivatives		(7,614)	1,902	5,631
Remeasurement of defined benefit plans		4,301	7,266	(2,672)
Capital surplus and others		65,996	(46)	(53)

	₩	(443,279)	(11,005)	16,175

Details of the changes in deferred tax assets (liabilities)
(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025
	Beginning		Deferred tax income (expense)	Directly charged to (credited from) equity	Reclassified as assets held for sale	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	₩	76,590	(3,648)	—	(11)	72,931
Accrued interest income		(968)	479	—	—	(489)
Financial assets measured at fair value		(39,533)	60,448	(502,149)	—	(481,234)
Investments in subsidiaries and associates		69,749	(42,234)	(3,813)	—	23,702
Property and equipment and intangible assets		(423,592)	43,417	66,310	(6)	(313,871)
Provisions		1,331	(190)	—	(57)	1,084
Retirement benefit obligation		38,034	(30,206)	4,301	(53)	12,076
Valuation gain (loss) on derivatives		14,478	(5,439)	(7,614)	—	1,425
Loss on foreign currency translation		20,370	1,206	—	—	21,576
Incremental costs to acquire a contract		(722,952)	(125,979)	—	—	(848,931)
Contract assets and liabilities		19,959	29,481	—	—	49,440
Right-of-use assets		(370,771)	49,035	—	—	(321,736)
Lease liabilities		394,206	(8,912)	—	—	385,294
Others		(50,634)	(22,647)	(314)	(4,789)	(78,384)

		(973,733)	(55,189)	(443,279)	(4,916)	(1,477,117)

Deferred tax assets related to unused tax credit carryforwards:		122,533	(8,607)	—	—	113,926

	₩	(851,200)	(63,796)	(443,279)	(4,916)	(1,363,191)

(In millions of won)
	2024
	Beginning		Deferred tax income (expense)	Directly charged to (credited from) equity	Reclassified as liabilities held for sale	Changes in consolidation scope	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	₩	75,115	1,475	—	—	—	76,590
Accrued interest income		(6,839)	(1,395)	—	7,266	—	(968)
Financial assets measured at fair value		(2,526)	(32,508)	(4,499)	—	—	(39,533)
Investments in subsidiaries, associates and joint ventures		22,930	62,447	(15,628)	—	—	69,749
Property and equipment and intangible assets		(419,413)	(3,861)	—	(318)	—	(423,592)
Provisions		1,319	12	—	—	—	1,331
Retirement benefit obligation		12,430	18,338	7,266	—	—	38,034
Valuation gain (loss) on derivatives		19,670	(7,094)	1,902	—	—	14,478
Gain (loss) on foreign currency translation		20,667	(297)	—	—	—	20,370
Incremental costs to acquire a contract		(718,211)	(4,741)	—	—	—	(722,952)
Contract assets and liabilities		17,565	2,394	—	—	—	19,959
Right-of-use assets		(389,863)	19,092	—	—	—	(370,771)
Lease liabilities		388,091	6,115	—	—	—	394,206
Others		4,266	(47,646)	(46)	(7,486)	278	(50,634)

		(974,799)	12,331	(11,005)	(538)	278	(973,733)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		7,150	2,812	—	689	(10,651)	—
Tax credit		147,022	(19,892)	—	—	(4,597)	122,533

		154,172	(17,080)	—	689	(15,248)	122,533

	₩	(820,627)	(4,749)	(11,005)	151	(14,970)	(851,200)

Details of temporary differences and unused tax loss carryforwards for which no deferred tax assets were recognized
(5)
Details of temporary differences and unused tax loss carryforwards for which no deferred tax assets were recognized in the consolidated statements of financial position as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Loss allowance	₩	79,201	77,433
Investments in subsidiaries, associates and joint ventures		713,493	481,135
Other temporary differences		51,394	103,405
Unused tax loss carryforwards		99,525	126,553
The amount of unused tax loss carryforwards for which no deferred tax assets were recognized as of December 31, 2025 are expiring within the following periods:

(In millions of won)
	Unused tax loss carryforwards
Less than 1 year	₩	—
1 ~ 2 years		—
2 ~ 3 years		—
More than 3 years		99,525

	₩	99,525

Schedule of temporary differences associated with investments in subsidiaries
(6)
Details of the aggregate temporary differences related to investments in subsidiaries and associates, for which no deferred tax liabilities were recognized in the consolidated statements of financial position as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Investments in subsidiaries and associates	₩	428,665	1,474,534

Summary of unused tax loss carryforwards for which no deferred tax assets were recognized
The amount of unused tax loss carryforwards for which no deferred tax assets were recognized as of December 31, 2025 are expiring within the following periods:

(In millions of won)
	Unused tax loss carryforwards
Less than 1 year	₩	—
1 ~ 2 years		—
2 ~ 3 years		—
More than 3 years		99,525

	₩	99,525